Net Periodic Pension Cost for Defined Benefit Pension Plans (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Employee Benefits Disclosure [Line Items]
Service cost	¥ 9,244	¥ 9,204	¥ 9,216
Interest cost on projected benefit obligation	3,894	3,979	4,058
Expected return on plan assets	(1,714)	(1,649)	(2,116)
Amortization of prior service cost	(1,907)	(1,907)	(1,907)
Amortization of actuarial gains and losses	1,497	2,190	1,192
Amortization of transition obligation	125	125	127
Net periodic pension cost	¥ 11,139	¥ 11,942	¥ 10,570